Baron Asset Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.51%)
Communication Services (1.61%)
	Advertising (0.99%)
594,000	The Trade Desk, Inc., Cl A [1]	$11,554,017	$45,868,680

	Interactive Media & Services (0.62%)
1,133,000	ZoomInfo Technologies, Inc. [1]	24,349,619	28,766,870

Total Communication Services		35,903,636	74,635,550

Consumer Discretionary (6.50%)
	Home Improvement Retail (0.51%)
230,000	Floor & Decor Holdings, Inc., Cl A [1]	20,284,646	23,910,800

	Hotels, Resorts & Cruise Lines (2.72%)
546,442	Choice Hotels International, Inc.	5,198,084	64,217,864
543,233	Hyatt Hotels Corp., Cl A	16,817,762	62,243,637

		22,015,846	126,461,501

	Leisure Facilities (3.27%)
603,538	Vail Resorts, Inc.	11,683,688	151,946,727

Total Consumer Discretionary		53,984,180	302,319,028

Financials (12.62%)
	Asset Management & Custody Banks (0.43%)
180,514	T. Rowe Price Group, Inc.	4,354,774	20,221,178

	Financial Exchanges & Data (5.42%)
370,725	FactSet Research Systems, Inc.	19,898,420	148,530,971
156,267	MarketAxess Holdings, Inc.	16,698,819	40,851,319
85,000	Morningstar, Inc.	17,269,543	16,665,950
50,000	MSCI, Inc.	17,194,424	23,464,500
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	22,337,423

		83,039,919	251,850,163

	Insurance Brokers (0.80%)
158,421	Willis Towers Watson PLC [2]	19,439,430	37,308,146

	Investment Banking & Brokerage (2.42%)
1,750,936	The Charles Schwab Corp.	1,542,899	99,243,053
60,000	LPL Financial Holdings, Inc.	13,576,561	13,045,800

		15,119,460	112,288,853

	Property & Casualty Insurance (3.55%)
2,203,444	Arch Capital Group Ltd. [1,2]	7,933,936	164,927,783

Total Financials		129,887,519	586,596,123

Health Care (25.86%)
	Biotechnology (0.35%)
41,366	argenx SE, ADR [1,2]	13,431,821	16,121,571

	Health Care Equipment (9.17%)
682,000	DexCom, Inc. [1]	54,311,293	87,643,820
673,630	IDEXX Laboratories, Inc. [1]	12,186,829	338,317,195

		66,498,122	425,961,015

	Health Care Supplies (1.73%)
210,418	The Cooper Companies, Inc.	35,236,018	80,680,573

	Health Care Technology (1.89%)
444,386	Veeva Systems, Inc., Cl A [1]	25,438,967	87,868,444

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (12.72%)
1,524,944	Bio-Techne Corp.	$37,146,743	$124,481,179
200,000	ICON plc [1,2]	43,086,335	50,040,000
129,552	Illumina, Inc. [1]	5,443,758	24,289,704
179,117	Mettler-Toledo International, Inc. [1]	10,665,962	234,937,022
208,000	Repligen Corp. [1]	35,441,126	29,423,680
334,404	West Pharmaceutical Services, Inc.	14,419,530	127,899,498

		146,203,454	591,071,083

Total Health Care		286,808,382	1,201,702,686

Industrials (14.76%)
	Construction & Engineering (0.91%)
215,000	Quanta Services, Inc.	34,195,013	42,236,750

	Data Processing & Outsourced Services (1.00%)
771,076	SS&C Technologies Holdings, Inc.	20,933,204	46,727,206

	Environmental & Facilities Services (1.51%)
1,643,418	Rollins, Inc.	24,597,482	70,387,593

	Human Resource & Employment Services (2.36%)
1,636,093	Ceridian HCM Holding, Inc. [1]	64,026,866	109,569,148

	Industrial Machinery & Supplies & Components (1.58%)
340,760	IDEX Corp.	24,525,881	73,351,997

	Research & Consulting Services (7.40%)
145,000	Booz Allen Hamilton Holding Corp.	15,283,542	16,182,000
1,438,500	TransUnion	77,172,718	112,677,705
951,206	Verisk Analytics, Inc.	23,582,787	215,001,092

		116,039,047	343,860,797

Total Industrials		284,317,493	686,133,491

Information Technology (27.24%)
	Application Software (12.20%)
557,856	ANSYS, Inc. [1]	19,939,586	184,243,101
176,026	Aspen Technology, Inc. [1]	32,258,986	29,503,718
150,000	Fair Isaac Corp. [1]	63,616,939	121,381,500
1,421,809	Guidewire Software, Inc. [1]	77,473,157	108,171,229
257,192	Roper Technologies, Inc.	26,184,327	123,657,913

		219,472,995	566,957,461

	Electronic Components (1.65%)
900,000	Amphenol Corp., Cl A	42,881,684	76,455,000

	Internet Services & Infrastructure (2.73%)
562,103	Verisign, Inc. [1]	25,717,308	127,018,415

	IT Consulting & Other Services (9.13%)
1,211,323	Gartner, Inc. [1]	25,598,156	424,338,560

	Technology Distributors (1.53%)
386,363	CDW Corp.	25,149,811	70,897,611

Total Information Technology		338,819,954	1,265,667,047

See Notes to Portfolios of Investments.

Baron Asset Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (7.92%)
	Data Center REITs (1.11%)
65,416	Equinix, Inc.	$4,258,857	$51,282,219

	Real Estate Services (5.68%)
580,323	CBRE Group, Inc., Cl A [1]	8,968,502	46,837,869
2,439,930	CoStar Group, Inc. [1]	59,005,227	217,153,770

		67,973,729	263,991,639

	Telecom Tower REITs (1.13%)
226,856	SBA Communications Corp.	5,512,319	52,576,147

Total Real Estate		77,744,905	367,850,005

Total Common Stocks		1,207,466,069	4,484,903,930

Private Common Stocks (0.86%)

Communication Services (0.58%)
	Movies & Entertainment (0.58%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,6]	50,000,041	26,869,440

Industrials (0.28%)
	Aerospace & Defense (0.28%)
92,406	Space Exploration Technologies Corp., Cl A [1,3,4,6]	7,115,262	7,471,025
69,932	Space Exploration Technologies Corp., Cl C [1,3,4,6]	5,384,764	5,654,002

Total Industrials		12,500,026	13,125,027

Total Private Common Stocks		62,500,067	39,994,467

Private Preferred Stocks (1.68%)

Industrials (1.68%)
	Aerospace & Defense (1.68%)
96,298	Space Exploration Technologies Corp., Cl N [1,3,4,6]	26,000,460	77,856,933

Principal Amount		Cost	Value
Short Term Investments (1.00%)
$46,726,146	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2023, 4.60% due 7/3/2023; Proceeds at maturity $46,744,057; (Fully Collateralized by $50,213,200 U.S. Treasury Note, 2.75% due 4/30/2027 Market value - $47,660,753)[5]	$46,726,146	$46,726,146

Total Investments (100.05%)		$1,342,692,742	4,649,481,476

Liabilities Less Cash and Other Assets (-0.05%)			(2,444,618)

Net Assets			$4,647,036,858

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2023, the market value of restricted and fair valued securities amounted to $117,851,400 or 2.54% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Growth Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.35%)

Communication Services (6.26%)
	Alternative Carriers (6.26%)
7,825,000	Iridium Communications, Inc. [4]	$48,151,998	$486,089,000

Consumer Discretionary (17.60%)
	Casinos & Gaming (2.89%)
440,000	Boyd Gaming Corporation	11,056,072	30,522,800
4,721,310	Penn Entertainment, Inc. [1]	47,139,900	113,453,080
1,725,000	Red Rock Resorts, Inc., Cl A	32,179,860	80,695,500

		90,375,832	224,671,380

	Education Services (1.31%)
1,100,000	Bright Horizons Family Solutions, Inc. [1]	34,585,154	101,695,000

	Hotels, Resorts & Cruise Lines (6.46%)
2,965,000	Choice Hotels International, Inc. [4]	71,648,874	348,446,800
1,250,000	Marriott Vacations Worldwide Corp.	66,814,800	153,400,000

		138,463,674	501,846,800

	Leisure Facilities (6.48%)
2,000,000	Vail Resorts, Inc. [4]	56,102,209	503,520,000

	Restaurants (0.46%)
2,400,000	Krispy Kreme, Inc.	36,355,526	35,352,000

Total Consumer Discretionary		355,882,395	1,367,085,180

Financials (38.19%)
	Asset Management & Custody Banks (2.08%)
1,670,000	The Carlyle Group, Inc.	34,063,971	53,356,500
1,860,000	Cohen & Steers, Inc.	40,191,523	107,861,400

		74,255,494	161,217,900

	Commercial & Residential Mortgage Finance (0.31%)
520,000	Essent Group Ltd.	14,300,210	24,336,000

	Financial Exchanges & Data (17.67%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	480,780,000
925,000	Morningstar, Inc.	18,840,637	181,364,750
1,515,000	MSCI, Inc.	27,960,632	710,974,350

		106,755,844	1,373,119,100

	Investment Banking & Brokerage (0.77%)
450,000	Houlihan Lokey, Inc.	19,625,873	44,239,500
350,000	Moelis & Co., Cl A	5,215,059	15,869,000

		24,840,932	60,108,500

	Life & Health Insurance (3.82%)
1,500,000	Primerica, Inc.	31,190,716	296,640,000

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Property & Casualty Insurance (13.54%)
9,060,000	Arch Capital Group Ltd. [1]	$28,241,244	$678,141,000
1,000,000	Kinsale Capital Group, Inc.	35,007,763	374,200,000

		63,249,007	1,052,341,000

Total Financials		314,592,203	2,967,762,500

Health Care (11.08%)
	Health Care Equipment (3.42%)
530,000	IDEXX Laboratories, Inc. [1]	7,424,925	266,181,900

	Health Care Supplies (0.95%)
1,199,434	Neogen Corp. [1]	14,042,336	26,087,689
5,750,000	Figs, Inc., Cl A [1]	45,921,716	47,552,500

		59,964,052	73,640,189

	Life Sciences Tools & Services (6.63%)
2,940,000	Bio-Techne Corporation	38,609,088	239,992,200
70,000	Mettler-Toledo International, Inc. [1]	3,201,575	91,814,800
480,000	West Pharmaceutical Services, Inc.	16,306,090	183,585,600

		58,116,753	515,392,600

	Pharmaceuticals (0.08%)
128,372	Dechra Pharmaceuticals PLC (United Kingdom)[2,6]	3,523,090	6,011,464

Total Health Care		129,028,820	861,226,153

Industrials (1.14%)
	Building Products (0.97%)
1,150,000	Trex Co., Inc. [1]	10,329,303	75,394,000

	Industrial Machinery & Supplies & Components (0.17%)
1,830,612	Marel hf (Netherlands)[2]	7,676,818	5,733,010
3,455,983	Velo3D, Inc. [1]	7,896,921	7,464,923

		15,573,739	13,197,933

Total Industrials		25,903,042	88,591,933

Information Technology (12.96%)
	Application Software (5.93%)
725,000	Altair Engineering, Inc., Cl A [1]	11,330,019	54,984,000
1,000,000	ANSYS, Inc. [1]	22,816,668	330,270,000
260,000	Clearwater Analytics Holdings, Inc., Cl A [1]	3,918,433	4,126,200
935,000	Guidewire Software, Inc. [1]	28,409,675	71,134,800

		66,474,795	460,515,000

	Electronic Components (0.22%)
60,000	Littelfuse, Inc.	6,452,400	17,478,600

	IT Consulting & Other Services (6.81%)
1,510,000	Gartner, Inc. [1]	20,973,165	528,968,100

Total Information Technology		93,900,360	1,006,961,700

See Notes to Portfolios of Investments.

Baron Growth Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (11.12%)
	Diversified REITs (0.05%)
200,000	American Assets Trust, Inc.	$3,350,429	$3,840,000

	Office REITs (1.80%)
750,000	Alexandria Real Estate Equities, Inc.	26,054,962	85,117,500
4,400,000	Douglas Emmett, Inc.	43,017,876	55,308,000

		69,072,838	140,425,500

	Other Specialized REITs (3.36%)
5,385,000	Gaming and Leisure Properties, Inc.	114,093,295	260,957,100

	Real Estate Services (5.91%)
5,160,000	CoStar Group, Inc. [1]	21,547,653	459,240,000

Total Real Estate		208,064,215	864,462,600

Total Common Stocks		1,175,523,033	7,642,179,066

Private Convertible Preferred Stocks (0.46%)
Industrials (0.22%)
	Electrical Components & Equipment (0.22%)
59,407,006	Northvolt AB (Sweden)[1,2,3,5,7]	9,374,989	17,401,916

Materials (0.24%)
	Fertilizers & Agricultural Chemicals (0.24%)
341,838	Farmers Business Network, Inc., Series F [1,2,3,5,7]	11,300,002	13,112,906
80,440	Farmers Business Network, Inc., Series G [1,2,3,5,7]	5,000,000	5,343,629

Total Materials		16,300,002	18,456,535

Total Private Convertible Preferred Stocks		25,674,991	35,858,451

Principal Amount		Cost	Value
Short Term Investments (1.11%)
$86,321,066	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2023, 4.60% due 7/3/2023; Proceeds at maturity $86,354,156; (Fully Collateralized by $101,832,800 U.S. Treasury Note, 0.50% due 5/31/2027 Market value - $88,047,550)[6]	$86,321,066	$86,321,066

Total Investments (99.92%)		$1,287,519,090	7,764,358,583

Cash and Other Assets Less Liabilities (0.08%)			$6,080,547

Net Assets			$7,770,439,130

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2023, the market value of restricted and fair valued securities amounted to $35,858,451 or 0.46% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.61%)
Communication Services (5.25%)
	Advertising (1.30%)
750,000	The Trade Desk, Inc., Cl A [1]	$2,662,500	$57,915,000

	Cable & Satellite (0.96%)
75,000	Liberty Broadband Corporation, Cl A [1]	298,828	5,979,750
200,000	Liberty Broadband Corporation, Cl C [1]	772,163	16,022,000
625,000	Liberty Media Corp.-Liberty SiriusXM, Cl C [1]	1,322,731	20,456,250

		2,393,722	42,458,000

	Movies & Entertainment (2.99%)
1,200,000	Liberty Media Corporation-Liberty Formula One, Cl C [1]	21,262,385	90,336,000
225,000	Madison Square Garden Sports Corp. [1]	8,416,556	42,311,250

		29,678,941	132,647,250

Total Communication Services		34,735,163	233,020,250

Consumer Discretionary (15.66%)
	Automotive Parts & Equipment (0.41%)
4,500,000	Holley, Inc. [1]	37,719,254	18,405,000

	Casinos & Gaming (3.64%)
875,000	DraftKings, Inc., Cl A [1]	11,187,787	23,248,750
400,000	Penn Entertainment, Inc. [1]	6,920,393	9,612,000
2,750,000	Red Rock Resorts, Inc., Cl A	75,439,769	128,645,000

		93,547,949	161,505,750

	Education Services (1.51%)
725,000	Bright Horizons Family Solutions, Inc. [1]	27,397,547	67,026,250

	Home Improvement Retail (3.16%)
1,350,000	Floor & Decor Holdings, Inc., Cl A [1]	51,770,480	140,346,000

	Homebuilding (2.53%)
800,000	Installed Building Products, Inc.	38,183,412	112,128,000

	Leisure Facilities (1.52%)
1,000,000	Planet Fitness, Inc., Cl A [1]	41,366,077	67,440,000

	Restaurants (1.71%)
2,200,000	The Cheesecake Factory, Inc.	60,116,924	76,076,000

	Specialized Consumer Services (1.18%)
2,800,000	European Wax Center, Inc., Cl A [1]	53,348,102	52,164,000

Total Consumer Discretionary		403,449,745	695,091,000

Consumer Staples (2.05%)
	Packaged Foods & Meats (1.20%)
3,250,000	UTZ Brands, Inc.	52,114,568	53,170,000

	Personal Care Products (0.85%)
4,500,000	The Beauty Health Co. [1]	58,293,877	37,665,000

Total Consumer Staples		110,408,445	90,835,000

Shares		Cost	Value
Common Stocks (continued)
Financials (9.14%)
	Insurance Brokers (1.73%)
3,100,000	BRP Group, Inc., Cl A [1]	$50,723,405	$76,818,000

	Investment Banking & Brokerage (1.38%)
625,000	Houlihan Lokey, Inc.	28,909,333	61,443,750

	Property & Casualty Insurance (4.21%)
500,000	Kinsale Capital Group, Inc.	72,425,817	187,100,000

	Transaction & Payment Processing Services (1.82%)
3,900,000	Repay Holdings Corporation [1]	33,541,410	30,537,000
275,000	WEX, Inc. [1]	14,404,804	50,069,250

		47,946,214	80,606,250

Total Financials		200,004,769	405,968,000

Health Care (14.01%)
	Health Care Equipment (5.05%)
1,000,000	Axonics, Inc. [1]	35,459,918	50,470,000
550,000	DexCom, Inc. [1]	1,823,403	70,680,500
60,000	IDEXX Laboratories, Inc. [1]	829,217	30,133,800
225,000	Inspire Medical Systems, Inc. [1]	11,343,376	73,044,000

		49,455,914	224,328,300

	Health Care Supplies (1.96%)
4,000,000	Neogen Corp. [1]	61,523,287	87,000,000

	Life Sciences Tools & Services (4.91%)
700,000	ICON plc [1,2]	38,492,341	175,140,000
32,500	Mettler-Toledo International, Inc. [1]	1,571,421	42,628,300

		40,063,762	217,768,300

	Managed Health Care (1.14%)
800,000	HealthEquity, Inc. [1]	13,208,486	50,512,000

	Pharmaceuticals (0.95%)
900,000	Dechra Pharmaceuticals PLC (United Kingdom)[2,3]	24,883,860	42,145,618

Total Health Care		189,135,309	621,754,218

Industrials (30.38%)
	Aerospace & Defense (3.85%)
2,200,000	Kratos Defense & Security Solutions, Inc. [1]	32,701,506	31,548,000
800,000	Mercury Systems, Inc. [1]	19,226,473	27,672,000
125,000	TransDigm Group, Inc. [1]	0	111,771,250

		51,927,979	170,991,250

	Building Products (2.43%)
5,500,000	Janus International Group, Inc. [1]	54,266,533	58,630,000
750,000	Trex Co., Inc. [1]	28,530,039	49,170,000

		82,796,572	107,800,000

	Diversified Support Services (1.52%)
2,500,000	Driven Brands Holdings, Inc. [1]	62,770,271	67,650,000

	Electrical Components & Equipment (5.31%)
1,800,000	Shoals Technologies Group, Inc., Cl A [1]	29,324,282	46,008,000
7,650,000	Vertiv Holdings Co.	78,901,960	189,490,500

		108,226,242	235,498,500

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Environmental & Facilities Services (1.37%)
425,000	Waste Connections, Inc. [2]	$18,558,333	$60,745,250

	Human Resource & Employment Services (5.72%)
1,750,000	ASGN, Inc. [1]	55,248,585	132,352,500
950,000	Ceridian HCM Holding, Inc. [1]	29,430,555	63,621,500
3,750,000	First Advantage Corp. [1]	60,629,977	57,787,500

		145,309,117	253,761,500

	Industrial Machinery & Supplies & Components (5.53%)
750,000	Chart Industries, Inc. [1]	101,593,035	119,842,500
525,000	John Bean Technologies Corp.	45,760,616	63,682,500
285,000	RBC Bearings, Incorporated [1]	34,467,037	61,978,950

		181,820,688	245,503,950

	Research & Consulting Services (1.07%)
5,000,000	Clarivate PLC [1,2]	55,404,082	47,650,000

	Trading Companies & Distributors (3.58%)
950,000	SiteOne Landscape Supply, Inc. [1]	43,421,179	158,992,000

Total Industrials		750,234,463	1,348,592,450

Information Technology (15.63%)
	Application Software (6.85%)
750,000	Altair Engineering, Inc., Cl A [1]	11,935,619	56,880,000
350,000	Aspen Technology, Inc. [1]	32,534,028	58,663,500
1,650,000	Clearwater Analytics Holdings, Inc., Cl A [1]	29,031,739	26,185,500
6,000,000	E2open Parent Holdings, Inc., Cl A [1]	56,447,521	33,600,000
1,225,000	Guidewire Software, Inc. [1]	31,269,358	93,198,000
775,000	Sprout Social, Inc., Cl A [1]	43,145,304	35,774,000

		204,363,569	304,301,000

	Electronic Equipment & Instruments (1.89%)
1,500,000	Cognex Corp.	25,832,809	84,030,000

	IT Consulting & Other Services (6.89%)
800,000	Endava plc, ADR [1,2]	27,430,574	41,432,000
675,000	Gartner, Inc. [1]	9,084,521	236,459,250
3,000,000	Grid Dynamics Holdings, Inc. [1]	36,322,597	27,750,000

		72,837,692	305,641,250

Total Information Technology		303,034,070	693,972,250

Shares		Cost	Value
Common Stocks (continued)
Materials (1.57%)

	Specialty Chemicals (1.57%)
1,700,000	Avient Corp.	$53,733,696	$69,530,000

Real Estate (1.92%)

	Industrial REITs (0.62%)
850,000	Americold Realty Trust, Inc.	13,294,119	27,455,000

	Telecom Tower REITs (1.30%)
250,000	SBA Communications Corp.	1,006,879	57,940,000

Total Real Estate		14,300,998	85,395,000

Total Common Stocks		2,059,036,658	4,244,158,168

Principal Amount
Short Term Investments (4.45%)
$197,712,891	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2023, 4.60% due 7/3/2023; Proceeds at maturity $197,788,681; (Fully Collateralized by $233,241,400 U.S. Treasury Note, 0.50% due 5/31/2027 Market value - $201,667,183)[3]	197,712,891	197,712,891

Total Investments (100.06%)		$2,256,749,549	4,441,871,059

Liabilities Less Cash and Other Assets (-0.06%)			(2,723,034)

Net Assets			$4,439,148,025

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.91%)
Communication Services (11.60%)
	Advertising (1.62%)
217,510	The Trade Desk, Inc., Cl A [1]	$4,644,173	$16,796,122

	Interactive Home Entertainment (2.07%)
74,000	Electronic Arts, Inc.	7,453,636	9,597,800
80,700	Take-Two Interactive Software, Inc. [1]	8,525,083	11,875,812

		15,978,719	21,473,612

	Interactive Media & Services (6.54%)
194,800	Alphabet, Inc., Cl C [1]	6,780,973	23,564,956
103,200	Meta Platforms, Inc., Cl A [1]	18,245,852	29,616,336
577,369	ZoomInfo Technologies, Inc. [1]	13,948,330	14,659,399

		38,975,155	67,840,691

	Movies & Entertainment (1.37%)
131,500	World Wrestling Entertainment, Inc.	12,547,714	14,263,805

Total Communication Services		72,145,761	120,374,230

Consumer Discretionary (14.40%)
	Automobile Manufacturers (7.59%)
639,183	Rivian Automotive, Inc., Cl A [1]	9,671,098	10,648,789
260,400	Tesla, Inc. [1]	19,644,628	68,164,908

		29,315,726	78,813,697
	Automotive Parts & Equipment (0.71%)
192,200	Mobileye Global, Inc., Cl A [1]	7,250,911	7,384,324

	Broadline Retail (6.10%)
485,500	Amazon.com, Inc. [1]	29,742,116	63,289,780

Total Consumer Discretionary		66,308,753	149,487,801

Financials (5.45%)
	Transaction & Payment Processing Services (5.45%)
67,000	MasterCard, Incorporated, Cl A	14,597,170	26,351,100
127,300	Visa, Inc., Cl A	20,263,942	30,231,204

Total Financials		34,861,112	56,582,304

Health Care (8.47%)
	Biotechnology (3.52%)
48,739	argenx SE, ADR [1,2]	1,347,608	18,995,051
147,561	Arrowhead Pharmaceuticals, Inc. [1]	3,307,142	5,262,025
618,000	Rocket Pharmaceuticals, Inc. [1]	11,957,896	12,279,660

		16,612,646	36,536,736

	Health Care Equipment (3.72%)
68,800	DexCom, Inc. [1]	7,695,048	8,841,488
54,505	Intuitive Surgical, Inc. [1]	7,920,379	18,637,440
38,900	Shockwave Medical, Inc. [1]	1,913,913	11,102,449

		17,529,340	38,581,377

	Life Sciences Tools & Services (1.23%)
68,315	Illumina, Inc. [1]	11,957,854	12,808,379

Total Health Care		46,099,840	87,926,492

Shares		Cost	Value
Common Stocks (continued)
Industrials (1.29%)

	Human Resource & Employment Services (1.29%)
199,570	Ceridian HCM Holding, Inc. [1]	$9,380,035	$13,365,203

Information Technology (47.69%)
	Application Software (8.11%)
253,500	Gitlab, Inc., Cl A [1,4]	9,369,172	12,956,385
175,100	Guidewire Software, Inc. [1]	5,058,280	13,321,608
20,900	HubSpot, Inc. [1]	7,041,030	11,120,681
52,000	ServiceNow, Inc. [1,4]	15,689,186	29,222,440
77,500	Workday, Inc., Cl A [1]	12,581,374	17,506,475

		49,739,042	84,127,589

	Internet Services & Infrastructure (1.26%)
202,500	Shopify, Inc., Cl A [1,2]	6,532,481	13,081,500

	IT Consulting & Other Services (3.72%)
197,368	Endava plc, ADR [1,2]	6,552,345	10,221,688
81,087	Gartner, Inc. [1]	1,052,790	28,405,587

		7,605,135	38,627,275

	Semiconductor Materials & Equipment (1.49%)
21,300	ASML Holding N.V. [2]	10,043,235	15,437,175

	Semiconductors (14.30%)
191,000	Advanced Micro Devices, Inc. [1]	14,402,666	21,756,810
1,943,500	indie Semiconductor, Inc., Cl A [1]	13,656,934	18,268,900
186,000	Marvell Technology, Inc.	7,278,897	11,119,080
26,200	Monolithic Power Systems, Inc.	10,450,027	14,154,026
196,500	NVIDIA Corp.	16,883,032	83,123,430

		62,671,556	148,422,246

	Systems Software (18.81%)
224,000	Cloudflare, Inc., Cl A [1,4]	9,425,285	14,642,880
77,623	Crowdstrike Holdings, Inc., Cl A [1]	5,534,067	11,400,490
113,000	Datadog, Inc., Cl A [1,4]	8,370,719	11,116,940
428,400	Microsoft Corporation	63,017,175	145,887,336
69,008	Snowflake, Inc., Cl A [1,4]	8,865,689	12,144,028

		95,212,935	195,191,674

Total Information Technology		231,804,384	494,887,459

Real Estate (4.01%)
	Data Center REITs (1.01%)
13,425	Equinix, Inc.	1,782,534	10,524,394

	Real Estate Services (3.00%)
349,330	CoStar Group, Inc. [1]	14,346,813	31,090,370

Total Real Estate		16,129,347	41,614,764

Total Common Stocks		476,729,232	964,238,253

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Cost	Value
Private Common Stocks (1.42%)
Communication Services (0.35%)
	Interactive Media & Services (0.35%)
50,000	X Holdings I, Inc., Cl A [1,3,4,6]	$5,000,000	$3,610,000

Industrials (1.07%)
	Aerospace & Defense (1.06%)
105,020	Space Exploration Technologies Corp., Cl A [1,3,4,6]	4,607,169	8,490,867
31,890	Space Exploration Technologies Corp., Cl C [1,3,4,6]	1,392,972	2,578,306

		6,000,141	11,069,173
	Passenger Ground Transportation (0.01%)
3,571	GM Cruise Holdings LLC, Cl B [1,3,4,6]	103,563	78,851

Total Industrials		6,103,704	11,148,024

Total Private Common Stocks		11,103,704	14,758,024

Private Convertible Preferred Stocks (0.81%)
Materials (0.81%)
	Fertilizers & Agricultural Chemicals (0.81%)
219,321	Farmers Business Network, Inc., Series F [1,3,4,6]	7,250,007	8,413,154

Private Preferred Stocks (2.04%)

Industrials (2.04%)
	Aerospace & Defense (1.44%)
18,519	Space Exploration Technologies Corp., Series N [1,3,4,6]	5,000,130	14,972,612

	Passenger Ground Transportation (0.60%)
266,956	GM Cruise Holdings, Cl G [1,3,4,6]	7,034,290	6,212,066

Total Private Preferred Stocks		12,034,420	21,184,678

Principal Amount		Cost	Value
Short Term Investments (3.11%)
$32,224,733	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2023, 4.60% due 7/3/2023; Proceeds at maturity $32,237,086; (Fully Collateralized by $38,015,500 U.S. Treasury Note, 0.50% due 5/31/2027 Market value - $32,869,288)[5]	$32,224,733	$32,224,733

Total Investments (100.29%)		$539,342,096	1,040,818,842

Liabilities Less Cash and Other Assets (-0.29%)			(3,030,273)

Net Assets			$1,037,788,568

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2023, the market value of restricted and fair valued securities amounted to $44,355,856 or 4.27% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.18%)
Communication Services (10.94%)
	Advertising (3.47%)
210,469	The Trade Desk, Inc., Cl A [1]	$11,118,156	$16,252,416

	Interactive Media & Services (7.47%)
90,909	Meta Platforms Inc., Cl A [1]	6,630,519	26,089,065
348,023	ZoomInfo Technologies, Inc. [1]	12,177,461	8,836,304

		18,807,980	34,925,369

Total Communication Services		29,926,136	51,177,785

Consumer Discretionary (19.63%)
	Automobile Manufacturers (7.07%)
373,523	Rivian Automotive, Inc., Cl A [1]	8,969,556	6,222,893
81,411	Rivian Automotive, Inc., Series F [1]	2,999,995	1,356,307
97,294	Tesla, Inc. [1]	25,360,379	25,468,651

		37,329,930	33,047,851

	Automotive Parts & Equipment (1.53%)
186,268	Mobileye Global, Inc., Cl A [1]	4,587,439	7,156,416

	Broadline Retail (11.03%)
287,686	Amazon.com, Inc. [1]	2,726,880	37,502,747
11,905	MercadoLibre, Inc. [1]	6,864,818	14,102,663

		9,591,698	51,605,410

Total Consumer Discretionary		51,509,067	91,809,677

Financials (9.00%)
	Transaction & Payment Processing Services (9.00%)
6,222	Adyen N.V., 144A (Netherlands)[1,2,5]	4,719,451	10,774,438
132,183	Block, Inc. [1]	7,792,844	8,799,422
57,199	MasterCard Incorporated, Cl A	2,719,944	22,496,367

Total Financials		15,232,239	42,070,227

Health Care (11.75%)
	Biotechnology (2.31%)
27,633	argenx SE, ADR [1,2]	8,355,449	10,769,409
	Health Care Equipment (5.41%)
74,020	Intuitive Surgical, Inc. [1]	8,617,282	25,310,399

	Health Care Technology (2.13%)
50,428	Veeva Systems, Inc., Cl A [1]	3,306,924	9,971,129

	Life Sciences Tools & Services (1.90%)
47,327	Illumina, Inc. [1]	5,397,461	8,873,339

Total Health Care		25,677,116	54,924,276

Shares		Cost	Value
Common Stocks (continued)
Information Technology (45.86%)
	Application Software (9.09%)
35,862	Atlassian Corp. Ltd., Cl A [1]	$9,312,661	$6,018,003
115,217	Gitlab, Inc., Cl A [1,4]	7,496,851	5,888,741
54,458	ServiceNow, Inc. [1,4]	20,815,805	30,603,762

		37,625,317	42,510,506

	Internet Services & Infrastructure (4.83%)
349,300	Shopify, Inc., Cl A [1,2]	11,987,349	22,564,780

	IT Consulting & Other Services (3.45%)
161,782	Endava plc, ADR [1,2]	16,239,102	8,378,690
34,514	EPAM Systems, Inc. [1]	2,565,574	7,757,021

		18,804,676	16,135,711

	Semiconductor Materials & Equipment (3.03%)
19,541	ASML Holding N.V. [2]	1,203,894	14,162,340

	Semiconductors (10.17%)
112,398	NVIDIA Corp.	16,814,089	47,546,602

	Systems Software (15.29%)
200,489	Cloudflare, Inc., Cl A [1,4]	15,502,481	13,105,966
114,467	Crowdstrike Holdings, Inc., Cl A [1]	9,838,033	16,811,768
184,073	Datadog, Inc., Cl A [1,4]	13,405,910	18,109,102
133,439	Snowflake, Inc., Cl A [1,4]	23,809,762	23,482,595

		62,556,186	71,509,431

Total Information Technology		148,991,511	214,429,370

Total Common Stocks		271,336,069	454,411,335

Private Common Stocks (0.93%)
Industrials (0.92%)
	Aerospace & Defense (0.93%)
41,330	Space Exploration Technologies Corp., Cl A [1,3,4,6]	1,932,253	3,341,531
12,240	Space Exploration Technologies Corp., Cl C [1,3,4,6]	567,691	989,603

Total Private Common Stocks		2,499,944	4,331,134

Private Preferred Stocks (0.66%)
Industrials (0.66%)
	Passenger Ground Transportation (0.66%)
133,288	GM Cruise Holdings, Cl G [1,3,4,6]	3,512,139	3,101,612

See Notes to Portfolios of Investments.

Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (1.05%)
$4,939,096	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2023, 4.60% due 7/3/2023; Proceeds at maturity $4,940,990; (Fully Collateralized by $5,826,700 U.S. Treasury Note, 0.50% due 5/31/2027 Market value – $5,037,931)[5]	$4,939,096	$4,939,096

Total Investments (99.82%)		$282,287,248	466,783,177

Cash and Other Assets Less Liabilities (0.18%)			832,284

Net Assets			$467,615,461

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2023, the market value of restricted and fair valued securities amounted to $7,432,746 or 1.59% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the market value of Rule 144A securities amounted to $10,774,438 or 2.30% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.66%)
Communication Services (1.44%)
	Advertising (0.51%)
4,250,000	S4 Capital PLC (United Kingdom)[1,2,4]	$15,642,611	$6,810,141

	Movies & Entertainment (0.93%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,634,811	12,509,700

Total Communication Services		21,277,422	19,319,841

Consumer Discretionary (14.71%)
	Casinos & Gaming (7.13%)
735,000	Boyd Gaming Corporation	46,928,841	50,986,950
1,035,000	DraftKings, Inc., Cl A [1]	18,755,879	27,499,950
375,000	Red Rock Resorts, Inc., Cl A	13,003,045	17,542,500

		78,687,765	96,029,400

	Footwear (0.92%)
375,000	On Holding AG, Cl A [1,2]	8,536,764	12,375,000

	Home Improvement Retail (2.90%)
375,000	Floor & Decor Holdings, Inc., Cl A [1]	13,247,953	38,985,000

	Homefurnishing Retail (1.22%)
50,000	RH [1]	12,558,411	16,479,500

	Restaurants (2.04%)
195,600	The Cheesecake Factory, Inc.	4,039,193	6,763,848
185,000	Texas Roadhouse, Inc.	15,924,197	20,771,800

		19,963,390	27,535,648

	Specialized Consumer Services (0.50%)
363,100	European Wax Center, Inc., Cl A [1]	6,832,929	6,764,553

Total Consumer Discretionary		139,827,212	198,169,101

Consumer Staples (0.75%)

	Personal Care Products (0.75%)
1,200,000	The Beauty Health Co. [1]	12,467,467	10,044,000

Financials (5.00%)
	Property & Casualty Insurance (5.00%)
180,000	Kinsale Capital Group, Inc.	8,481,457	67,356,000

Health Care (15.46%)
	Health Care Equipment (5.68%)
637,982	Axonics, Inc. [1]	28,878,670	32,198,952
359,823	Inari Medical, Inc. [1]	17,919,524	20,920,109
721,208	Silk Road Medical, Inc. [1]	30,074,432	23,432,048

		76,872,626	76,551,109

	Health Care Supplies (1.15%)
750,016	Cerus Corp. [1]	2,616,138	1,845,039
199,000	Establishment Labs Holdings, Inc. [1,2]	14,245,456	13,653,390

		16,861,594	15,498,429

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Technology (3.14%)
700,591	Certara, Inc. [1]	$14,628,630	$12,757,762
2,684,590	Definitive Healthcare Corp. [1]	48,189,355	29,530,490

		62,817,985	42,288,252
	Life Sciences Tools & Services (3.88%)
327,176	Abcam PLC, ADR [1,2,3]	5,167,374	8,005,997
514,595	Maravai LifeSciences Holdings, Inc., Cl A [1]	7,455,504	6,396,416
90,000	Repligen Corp. [1]	14,679,060	12,731,400
322,750	Stevanato Group SpA [2]	8,934,812	10,450,645
573,790	Veracyte, Inc. [1,3]	14,716,344	14,614,431

		50,953,094	52,198,889

	Pharmaceuticals (1.61%)
859,432	Revance Therapeutics, Inc. [1]	16,520,729	21,752,224

Total Health Care		224,026,028	208,288,903

Industrials (22.13%)
	Aerospace & Defense (6.00%)
166,095	Axon Enterprise, Inc. [1]	18,709,889	32,408,456
2,146,749	Kratos Defense & Security Solutions, Inc. [1]	31,843,873	30,784,381
510,795	Mercury Systems, Inc. [1]	19,700,861	17,668,399

		70,254,623	80,861,236
	Building Products (1.63%)
335,000	Trex Co., Inc. [1]	14,569,819	21,962,600

	Diversified Support Services (1.54%)
1,200,000	ACV Auctions, Inc., Cl A [1]	31,541,757	20,724,000

	Environmental & Facilities Services (2.42%)
774,642	Montrose Environmental Group, Inc. [1]	16,672,227	32,627,921

	Human Resource & Employment Services (3.80%)
326,131	ASGN, Inc. [1]	31,749,731	24,665,287
395,000	Ceridian HCM Holding, Inc. [1]	21,822,194	26,453,150

		53,571,925	51,118,437

	Industrial Machinery & Supplies & Components (3.88%)
225,000	Chart Industries, Inc. [1]	30,390,512	35,952,750
75,000	RBC Bearings, Inc. [1]	15,747,212	16,310,250

		46,137,724	52,263,000

	Trading Companies & Distributors (2.86%)
230,000	SiteOne Landscape Supply, Inc. [1]	16,419,324	38,492,800

Total Industrials		249,167,399	298,049,994

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (34.65%)
	Application Software (9.03%)
700,000	Alkami Technology, Inc. [1]	$16,087,729	$11,473,000
1,500,000	Clearwater Analytics Holdings, Inc., Cl A [1]	27,680,932	23,805,000
892,889	Gitlab, Inc., Cl A [1,3]	37,766,691	45,635,557
235,357	Guidewire Software, Inc. [1]	18,259,547	17,905,960
2,000,000	SmartRent, Inc. [1,3]	5,193,040	7,660,000
395,000	Smartsheet, Inc., Cl A [1]	13,837,158	15,112,700

		118,825,097	121,592,217

	Electronic Equipment & Instruments (6.34%)
425,321	Advanced Energy Industries, Inc.	30,735,779	47,402,026
54,131	Novanta, Inc. [1,2]	5,885,852	9,965,517
850,000	PAR Technology Corp. [1]	25,861,494	27,990,500

		62,483,125	85,358,043

	IT Consulting & Other Services (1.34%)
350,000	Endava plc, ADR [1,2]	9,887,055	18,126,500

	Semiconductor Materials & Equipment (2.54%)
490,800	Ichor Holdings Ltd. [1,2]	11,435,027	18,405,000
135,000	Nova Ltd. [1,2]	3,115,172	15,835,500

		14,550,199	34,240,500

	Semiconductors (7.09%)
335,000	Allegro MicroSystems, Inc. [1]	4,690,000	15,121,900
2,910,000	indie Semiconductor, Inc., Cl A [1]	27,712,225	27,354,000
2,750,000	Navitas Semiconductor Corp. [1]	24,385,564	28,985,000
204,000	SiTime Corp. [1]	23,354,907	24,065,880

		80,142,696	95,526,780

	Systems Software (8.31%)
1,594,900	Couchbase, Inc. [1,3]	35,483,397	25,231,318
190,200	CyberArk Software Ltd. [1,2]	24,587,553	29,733,966
430,775	Dynatrace, Inc. [1,3]	10,425,483	22,171,989
112,100	Qualys, Inc. [1]	6,566,711	14,479,957
761,000	Varonis Systems, Inc. [1]	19,904,795	20,280,650

		96,967,939	111,897,880

Total Information Technology		382,856,111	466,741,920

Real Estate (2.52%)
	Industrial REITs (2.52%)
650,000	Rexford Industrial Realty, Inc.	31,657,136	33,943,000

Total Common Stocks		1,069,760,232	1,301,912,759

Principal Amount		Cost	Value
Short Term Investments (3.64%)
$49,024,874	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2023, 4.60% due 7/3/2023; Proceeds at maturity $49,043,666; (Fully Collateralized by $52,683,400 U.S. Treasury Note, 2.75% due 4/30/2027 Market value – $50,005,387)[4]	$49,024,874	$49,024,874

Total Investments (100.30%)		$1,118,785,106	1,350,937,633

Liabilities Less Cash and Other Assets (-0.30%)			(4,034,947)

Net Assets			$1,346,902,686

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Durable Advantage Fund

PORTFOLIO OF INVESTMENTS

JUNE 30, 2023 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.65%)
Communication Services (12.47%)
	Interactive Media & Services (12.47%)
26,831	Alphabet, Inc., Cl C [1]	$2,471,694	$3,245,746
24,049	Meta Platforms, Inc., Cl A [1]	3,585,577	6,901,582

Total Communication Services		6,057,271	10,147,328

Consumer Discretionary (8.13%)
	Broadline Retail (8.13%)
50,757	Amazon.com, Inc. [1]	5,755,691	6,616,682

Consumer Staples (3.03%)
	Consumer Staples Merchandise Retail (2.48%)
3,751	Costco Wholesale Corp.	1,576,240	2,019,463

	Personal Care Products (0.55%)
2,280	The Estée Lauder Companies, Inc., Cl A	570,117	447,747

Total Consumer Staples		2,146,357	2,467,210

Financials (30.12%)
	Asset Management & Custody Banks (4.96%)
16,303	Blackstone, Inc.	1,515,329	1,515,690
74,891	Brookfield Corp. [2]	2,739,139	2,520,082

		4,254,468	4,035,772

	Financial Exchanges & Data (11.64%)
10,427	CME Group, Inc.	1,952,737	1,932,019
5,799	Moody’s Corp.	1,553,519	2,016,428
4,457	MSCI, Inc.	2,057,913	2,091,625
8,555	S&P Global, Inc.	2,696,843	3,429,614

		8,261,012	9,469,686

	Investment Banking & Brokerage (2.06%)
7,714	LPL Financial Holdings, Inc.	1,564,040	1,677,255

	Property & Casualty Insurance (4.37%)
47,475	Arch Capital Group Ltd. [1,2]	2,169,895	3,553,504

	Transaction & Payment Processing Services (7.09%)
6,402	MasterCard, Incorporated, Cl A	2,052,788	2,517,907
13,692	Visa, Inc., Cl A	2,990,263	3,251,576

		5,043,051	5,769,483

Total Financials		21,292,466	24,505,700

Health Care (11.33%)
	Life Sciences Tools & Services (7.50%)
6,732	Agilent Technologies, Inc.	808,624	809,523
8,483	Danaher Corp.	1,856,746	2,035,920
767	Mettler-Toledo International, Inc. [1]	906,014	1,006,028
4,310	Thermo Fisher Scientific, Inc.	2,068,958	2,248,742

		5,640,342	6,100,213

	Managed Health Care (3.83%)
6,484	UnitedHealth Group, Incorporated	2,669,042	3,116,470

Total Health Care		8,309,384	9,216,683

Shares		Cost	Value
Common Stocks (continued)
Industrials (2.70%)
	Aerospace & Defense (2.70%)
15,647	HEICO Corp., Cl A	$1,853,079	$2,199,968

Information Technology (30.87%)
	Application Software (5.70%)
4,374	Adobe, Inc. [1]	1,562,599	2,138,843
5,459	Intuit, Inc.	2,330,148	2,501,259

		3,892,747	4,640,102

	Electronic Manufacturing Services (1.15%)
6,675	TE Connectivity Ltd. [2]	831,183	935,568

	IT Consulting & Other Services (3.69%)
9,723	Accenture plc, Cl A [2]	2,702,853	3,000,323

	Semiconductors (12.20%)
5,118	Monolithic Power Systems, Inc.	1,994,020	2,764,897
8,633	NVIDIA Corp.	1,317,360	3,651,932
19,728	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	1,818,223	1,990,950
8,432	Texas Instruments, Inc.	1,446,702	1,517,928

		6,576,305	9,925,707

	Systems Software (8.13%)
19,420	Microsoft Corporation	4,415,942	6,613,287

Total Information Technology		18,419,030	25,114,987

Total Common Stocks		63,833,278	80,268,558

Principal Amount
Short Term Investments (5.15%)
$4,187,538	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2023, 4.60% due 7/3/2023; Proceeds at maturity $4,189,143; (Fully Collateralized by $4,940,100 U.S. Treasury Note, 0.50% due 5/31/2027 Market value - $4,271,352) [3]	4,187,538	4,187,538

Total Investments (103.80%)		$68,020,816	84,456,096

Liabilities Less Cash and Other Assets (-3.80%)			(3,094,071)

Net Assets			$81,362,025

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Funds	June 30, 2023

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing expenses and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange ) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the “fair value” of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Baron Funds	June 30, 2023

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at June 30, 2023.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at June 30, 2023, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

f) Master Limited Partnerships. The Funds may invest in master limited partnerships (MLPs). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

g) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (SPAC) in an initial public offering (IPO), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

Baron Funds	June 30, 2023

h) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 or Level 3 in the fair value hierarchy depending on the significance of the unobservable inputs. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

i) Russia and Ukraine Risk. Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the U.S. and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

3. RESTRICTED SECURITIES

At June 30, 2023, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At June 30, 2023, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	1/25/2023	$13,125,027
StubHub Holdings, Inc.	12/22/2021	26,869,440
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	77,856,933

Total Restricted Securities		$117,851,400

(Cost $88,500,527)† (2.54% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Convertible Preferred Stocks
Farmers Business Network, Inc	7/31/2020-9/15/2021	$18,456,535
Northvolt AB	9/21/2020	17,401,916

Total Restricted Securities		$35,858,451

(Cost $25,674,991)† (0.46% of Net Assets)

Baron Funds	June 30, 2023

	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
GM Cruise Holdings LLC	5/19/2022	$78,851
Space Exploration Technologies Corp.	3/25/2021	11,069,173
X Holdings I, Inc.	5/4/2022	3,610,000
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	8,413,154
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	6,212,066
Space Exploration Technologies Corp.	8/4/2020	14,972,612

Total Restricted Securities		$44,355,856

(Cost $30,388,131)† (4.27% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$4,331,134
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	3,101,612

Total Restricted Securities		$7,432,746

(Cost $6,012,083)† (1.59% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Funds	June 30, 2023

The following is a summary of the inputs used as of June 30, 2023 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,484,903,930	$—	$—	$4,484,903,930
Private Common Stocks†	—	—	39,994,467	39,994,467
Private Preferred Stocks	—	—	77,856,933	77,856,933
Short Term Investments	—	46,726,146	—	46,726,146

Total Investments	$4,484,903,930	$46,726,146	$117,851,400	$4,649,481,476

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,636,167,602	$6,011,464	$—	$7,642,179,066
Private Convertible Preferred Stocks†	—	—	35,858,451	35,858,451
Short Term Investments	—	86,321,066	—	86,321,066

Total Investments	$7,636,167,602	$92,332,530	$35,858,451	$7,764,358,583

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,202,012,550	$42,145,618	$—	$4,244,158,168
Short Term Investments	—	197,712,891	—	197,712,891

Total Investments	$4,202,012,550	$239,858,509	$—	$4,441,871,059

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$964,238,253	$—	$—	$964,238,253
Private Common Stocks†	—	—	14,758,024	14,758,024
Private Convertible Preferred Stocks	—	—	8,413,154	8,413,154
Private Preferred Stocks	—	—	21,184,678	21,184,678
Short Term Investments	—	32,224,733	—	32,224,733

Total Investments	$964,238,253	$32,224,733	$44,355,856	$1,040,818,842

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$443,636,897	$10,774,438	$—	$454,411,335
Private Common Stocks	—	—	4,331,134	4,331,134
Private Preferred Stocks	—	—	3,101,612	3,101,612
Short Term Investments	—	4,939,096	—	4,939,096

Total Investments	$443,636,897	$15,713,534	$7,432,746	$466,783,177

Baron Funds	June 30, 2023

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,295,102,618	$6,810,141	$—	$1,301,912,759
Short Term Investments	—	49,024,874	—	49,024,874

Total Investments	$1,295,102,618	$55,835,015	$—	$1,350,937,633

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$80,268,558	$—	$—	$80,268,558
Short Term Investments	—	4,187,538	—	4,187,538

Total Investments	$80,268,558	$4,187,538	$—	$84,456,096

†	See Portfolios of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales / Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2023
Private Common Stocks
Communication Services[1]	$24,543,535	$—	$—	$2,325,905	$—	$—	$—	$—	$26,869,440	$2,325,905
Industrials	—	—	—	625,001	12,500,026	—	—	—	13,125,027	625,001
Private Preferred Stocks
Industrials	57,790,702	—	—	20,066,231	—	—	—	—	77,856,933	20,066,231

Total	$82,334,237	$—	$—	$23,017,137	$12,500,026	$—	$—	$—	$117,851,400	$23,017,137

[1]	The GICS sector for StubHub Holdings, Inc. changed from Consumer Discretionary to Communication Services on 3/17/2023.

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales / Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2023
Private Convertible Preferred Stocks
Industrials	$17,811,468	$—	$—	$(409,552)	$—	$—	$—	$—	$17,401,916	$(409,552)
Materials	13,626,318	—	—	4,830,217	—	—	—	—	18,456,535	4,830,217

Total	$31,437,786	$—	$—	$4,420,665	$—	$—	$—	$—	$35,858,451	$4,420,665

Baron Funds	June 30, 2023

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales / Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2023

Private Common Stocks
Communication Services	$—	$—	$—	$(1,390,000)	$5,000,000	$—	$—	$—	$3,610,000	$(1,390,000)
Industrials	8,306,035	—	—	2,841,989	—	—	—	—	11,148,024	2,841,989
Private Convertible Preferred Stocks
Materials	7,009,499	—	—	1,403,655	—	—	—	—	8,413,154	1,403,655
Private Preferred Stocks
Industrials	18,105,267	—	—	3,079,411	—	—	—	—	21,184,678	3,079,411

Total	$33,420,801	$—	$—	$5,935,055	$5,000,000	$—	$—	$—	$44,355,856	$5,935,055

Unfunded Commitments	$(13,122)	$—	$—	$13,122	$—	$—	$—	$—	$—	$—

	Baron Fifth Avenue Growth Fund
Investments in Securities	Balance as of September 30, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales / Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2023	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2023

Private Common Stocks
Industrials	$3,214,862	$—	$—	$1,116,272	$—	$—	$—	$—	$4,331,134	$1,116,272
Private Preferred Stocks
Industrials	3,490,813	—	—	(389,201)	—	—	—	—	3,101,612	(389,201)

Total	$6,705,675	$—	$—	$727,071	$—	$—	$—	$—	$7,432,746	$727,071

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of June 30, 2023 were as follows:

Baron Asset Fund

Sector	Company	Fair Value as of June 30, 2023	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2023	Range used on June 30, 2023
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$26,869,440	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	0.72%	(1.31)% – 2.38%
				Discount for lack of marketability	10.26%	7.85% – 11.07%
				Estimated volatility of the returns of equity[1]	47.89%	31.02% – 56.34%
				Scenario Probabilities: Scenario A / Scenario B / Scenario C2	90% / 9% / 1%	1% – 90%
Private Common and Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$90,981,960	Recent transaction	Transaction Price	Transaction Price	Transaction Price

Baron Funds	June 30, 2023

Baron Opportunity Fund

Sector	Company	Fair Value as of June 30, 2023	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2023	Range used on June 30, 2023
Private Common Stocks: Communication Services	X Holdings I, Inc.	$3,610,000	Combination of current value via multiples of comparable companies, and option-pricing methods	Enterprise Value / Free Cash Flow Multiple	28.8x	20.5x – 37.3x
				Discount for lack of marketability	28.26%	28.26%
				Estimated volatility of the returns of equity[3]	68.37%	31.78% – 85.01%
Private Common and Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$26,041,785	Recent transaction	Transaction Price	Transaction Price	Transaction Price
Private Common and Preferred Stocks: Industrials	GM Cruise Holdings LLC	$6,290,917	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	1.72%	(2.54)% – 2.51%
				Discount for lack of marketability	10.10%	10.10%
				Estimated volatility of the returns of equity[4]	35.58%	27.14% – 82.15%
				Scenario Probabilities: Scenario A / Scenario B5	70% / 30%	30% – 70%
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$8,413,154	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	1.22%	(1.31)% – 7.77%
				Discount for lack of marketability	16.39%	16.39%
				Estimated volatility of the returns of equity[3]	57.48%	25.39% – 179.88%
				Scenario Probabilities: Scenario A / Scenario B5	90% / 10%	10% – 90%

Baron Funds	June 30, 2023

Baron Fifth Avenue Growth Fund

Sector	Company	Fair Value as of June 30, 2023	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2023	Range used on June 30, 2023
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$4,331,134	Recent Transaction	Transaction Price	Transaction Price	Transaction Price
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$3,101,612	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	1.72%	(2.54)% – 2.51%
				Discount for lack of marketability	10.10%	10.10%
				Estimated volatility of the returns of equity[4]	35.58%	27.14% – 82.15%
				Scenario Probabilities: Scenario A / Scenario B5	70% / 30%	30% – 70%

[1]	The volatility was calculated as a weighted average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

[2]	Scenario A represents a Direct Listing/IPO Event, Scenario B represents an Other Sale Event, and Scenario C represents a Liquidation Event.

[3]

The volatility was calculated as a weighted-average of the volatilities of several groups of comparable companies with different industry focus. Each group’s volatility was calculated as the simple average volatilities of comparable companies in the group.

[4]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies and an ETF. Some companies have a higher weight in the calculation than others.

[5]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of June 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,342,692,742	$1,287,519,090	$2,256,749,549	$539,342,096	$282,287,248	$1,118,785,106	$68,020,816

Gross tax unrealized appreciation	$3,339,826,402	$6,480,218,825	$2,286,196,130	$503,713,683	$208,124,826	$315,569,488	$16,797,425
Gross tax unrealized depreciation	$(33,037,668)	$(3,379,332)	$(101,074,620)	$(2,236,937)	$(23,628,897)	$(83,416,961)	$(362,145)

Net unrealized appreciation	$3,306,788,734	$6,476,839,493	$2,185,121,510	$501,476,746	$184,495,929	$232,152,527	$16,435,280

Baron Funds	June 30, 2023

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2022	Purchase Cost and Additions	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2023	Value at June 30, 2023	% of Net Assets at June 30, 2023
“Affiliated” Company as of June 30, 2023:
Choice Hotels International, Inc.	$325,822,000	$—	$1,219,336	$22,830,153	$1,013,983	$1,556,625	2,965,000	$348,446,800	4.48%
Iridium Communications, Inc.	350,523,000		4,408,916	136,116,981	3,857,935	2,034,500	7,825,000	486,089,000	6.26%
Vail Resorts, Inc.	—	431,200,000	—	72,240,000	—	15,880,000	2,000,000	503,520,000	6.48%

	$693,925,000	$431,200,000	$5,628,252	$231,187,134	$4,871,918	$19,471,125		$1,338,055,800

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2023.

7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (ASU 2022-03), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (Topic 820). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. The Adviser is currently evaluating the implications, if any, of the additional requirements and their impact on the Funds’ financial statements.